LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.0%
	ALABAMA — 0.8%
245,000	Pell City Square Cooperative District	7.0000	04/01/44	$ 243,951

	ARIZONA — 7.6%
100,000	Arizona Industrial Development Authority	4.5000	07/15/29	96,175
1,210,000	Arizona Industrial Development Authority	5.6250	10/01/49	1,105,097
150,000	Industrial Development Authority of the County of Pima	5.7500	05/01/50	150,553
100,000	Industrial Development Authority of the County of Pima	6.8750	11/15/52	108,676
245,000	Maricopa County Industrial Development Authority	7.1250	07/01/54	245,986
185,000	Maricopa County Industrial Development Authority	6.3750	10/01/54	188,456
150,000	Sierra Vista Industrial Development Authority	6.3000	06/15/54	150,246
200,000	Sierra Vista Industrial Development Authority	6.3750	06/15/64	199,998
				2,245,187
	COLORADO — 4.3%
750,000	Colorado Health Facilities Authority	8.0000	08/01/43	497,502
775,000	Mineral Business Improvement District	5.7500	12/01/54	782,996
				1,280,498
	FLORIDA — 3.7%
340,000	Capital Trust Agency, Inc.	6.0000	07/01/42	276,216
200,000	Capital Trust Agency, Inc.	5.0000	12/15/50	183,622
600,000	Capital Trust Agency, Inc.	6.3750	05/01/53	610,818
93,212	Collier County Industrial Development Authority(a)	8.2500	05/15/49	1,175
325,353	Highlands County Health Facilities Authority(a)	6.0000	04/01/38	22,775
				1,094,606
	GEORGIA — 4.1%
375,000	Atlanta Development Authority (The)	5.5000	04/01/39	380,528
260,000	Development Authority of Bulloch County	6.7500	06/15/64	266,063
700,000	Fulton County Residential Care Facilities for the Elderly Authority	4.0000	04/01/56	574,365
				1,220,956
	IDAHO — 3.8%
150,000	Avimor Community Infrastructure District No 1	5.8750	09/01/53	155,160
950,000	Avimor Community Infrastructure District No 1	5.5000	09/01/53	956,203
				1,111,363
	ILLINOIS — 2.4%
100,000	City of Evanston IL	4.3750	04/01/41	81,991

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.0% (Continued)
	ILLINOIS — 2.4% (Continued)
150,000	City of Evanston IL	4.6250	04/01/51	$ 117,378
150,000	Illinois Finance Authority	5.0000	05/15/41	145,885
400,000	Illinois Finance Authority	5.0000	05/15/51	366,513
				711,767
	INDIANA — 4.5%
1,530,000	City of Anderson IN	6.0000	10/01/42	1,343,485

	IOWA — 0.6%
190,000	Iowa Higher Education Loan Authority	5.5000	11/01/51	178,339

	KANSAS — 1.5%
200,000	City of Wichita KS	5.8750	05/15/50	203,130
225,000	City of Wichita KS	6.0000	05/15/54	229,245
				432,375
	KENTUCKY — 3.1%
425,000	Kentucky Economic Development Finance Authority	5.5000	11/15/27	401,057
525,000	Kentucky Economic Development Finance Authority	6.0000	11/15/36	442,981
115,000	Kentucky Economic Development Finance Authority	6.2500	11/15/46	88,391
				932,429
	LOUISIANA — 0.6%
200,000	Louisiana Public Facilities Authority	5.2500	06/01/51	172,147

	MICHIGAN — 7.0%
725,000	Grand Rapids Economic Development Corporation	5.5000	04/01/39	650,262
435,000	Grand Rapids Economic Development Corporation	5.7500	04/01/49	368,200
190,000	Grand Rapids Economic Development Corporation	5.7500	04/01/54	156,896
550,000	Michigan Finance Authority	5.0000	05/01/36	495,876
500,000	Michigan Finance Authority	5.0000	05/01/46	408,796
				2,080,030
	MINNESOTA — 0.8%
330,000	City of Blaine MN	6.1250	07/01/45	181,500
125,000	City of Blaine MN	6.1250	07/01/50	68,750
				250,250
	MONTANA — 0.2%
100,000	County of Gallatin MT	4.0000	10/15/51	70,918

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.0% (Continued)
	NEBRASKA — 3.1%
300,000	Douglas County Sanitary & Improvement District No 608	6.0000	12/15/32	$ 292,628
625,000	Douglas County Sanitary & Improvement District No 608	7.1250	10/15/43	616,860
				909,488
	NEW HAMPSHIRE — 0.5%
50,000	New Hampshire Business Finance Authority	5.6250	07/01/46	50,151
85,000	New Hampshire Business Finance Authority	5.7500	07/01/54	85,159
				135,310
	NEW JERSEY — 1.3%
425,000	New Jersey Economic Development Authority	5.7500	07/01/47	389,773

	NEW YORK — 0.9%
300,000	Ulster County Capital Resource Corporation	5.2500	09/15/42	264,719

	OHIO — 1.4%
150,000	County of Hardin OH	5.5000	05/01/50	141,575
180,752	County of Montgomery OH(a)	6.2500	04/01/49	12,653
250,000	Ohio Housing Finance Agency	6.2500	03/01/26	250,990
				405,218
	OKLAHOMA — 1.5%
440,000	Oklahoma County Finance Authority	6.1250	07/01/48	442,903

	PENNSYLVANIA — 5.9%
370,000	Lehigh County General Purpose Authority	7.0000	06/01/53	402,862
150,000	Philadelphia Authority for Industrial Development	5.6250	08/01/36	153,229
250,000	Philadelphia Authority for Industrial Development	6.3750	06/01/40	250,627
950,000	Philadelphia Authority for Industrial Development	6.5000	06/01/45	952,350
				1,759,068
	PUERTO RICO — 0.0%(b)
6,000	Puerto Rico Sales Tax Financing Corp Sales Tax	4.5360	07/01/53	5,760

	SOUTH CAROLINA — 1.9%
50,000	South Carolina Jobs-Economic Development Authority	5.0000	11/01/42	45,928
500,000	South Carolina Jobs-Economic Development Authority	7.7500	11/15/58	522,742

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.0% (Continued)
	SOUTH CAROLINA — 1.9% (Continued)
				$ 568,670
	TENNESSEE — 2.5%
265,000	Shelby County Health Educational & Housing Facilities	5.5000	10/01/39	195,763
485,000	Shelby County Health Educational & Housing Facilities	5.7500	10/01/49	339,895
305,000	Shelby County Health Educational & Housing Facilities	5.7500	10/01/54	212,281
				747,939
	TEXAS — 5.2%
40,000	Arlington Higher Education Finance Corporation	6.3750	02/15/52	40,703
35,000	New Hope Cultural Education Facilities Finance Corporation	5.7500	07/15/52	35,712
170,000	Newark Higher Education Finance Corporation	5.7500	08/15/45	171,148
800,000	Port Beaumont Navigation District	8.0000	02/01/39	720,000
215,000	San Antonio Education Facilities Corporation	5.0000	10/01/41	186,563
475,000	San Antonio Education Facilities Corporation	5.0000	10/01/51	385,980
				1,540,106
	UTAH — 1.7%
500,000	Firefly Public Infrastructure District No 1	6.6250	03/01/54	513,327

	VERMONT — 4.8%
775,000	East Central Vermont Telecommunications District	6.1250	12/01/40	775,250
175,000	East Central Vermont Telecommunications District	5.6000	12/01/43	170,115
120,000	East Central Vermont Telecommunications District	6.8750	12/01/46	128,492
440,000	East Central Vermont Telecommunications District	4.5000	12/01/50	342,206
				1,416,063
	VIRGINIA — 1.2%
55,000	James City County Economic Development Authority	6.8750	12/01/58	60,804
175,000	Peninsula Town Center Community Development	5.0000	09/01/45	169,714
120,000	Virginia Beach Development Authority	7.0000	09/01/53	137,340
				367,858
	WASHINGTON — 3.3%
675,000	Washington State Housing Finance Commission	5.8750	01/01/59	669,525
300,000	Washington State Housing Finance Commission	6.0000	07/01/59	307,033
				976,558
	WISCONSIN — 15.8%
150,000	Public Finance Authority	4.2500	05/01/29	139,837
300,000	Public Finance Authority	5.5000	11/15/32	298,742

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.0% (Continued)
	WISCONSIN — 15.8% (Continued)
100,000	Public Finance Authority	4.6500	12/01/35	$ 86,039
170,000	Public Finance Authority	5.5000	05/01/39	156,739
100,000	Public Finance Authority	5.0000	08/01/39	99,062
325,000	Public Finance Authority	5.0000	04/01/47	288,872
515,254	Public Finance Authority	5.7500	12/01/48	470,255
300,000	Public Finance Authority	7.5000	12/01/52	307,628
100,000	Public Finance Authority	6.8750	07/01/53	104,335
755,000	Public Finance Authority	5.7500	05/01/54	670,305
675,000	Public Finance Authority	5.0000	01/01/55	659,532
500,000	Public Finance Authority	5.0000	04/01/57	425,143
225,000	Public Finance Authority	6.0000	06/15/64	226,936
250,000	Wisconsin Health & Educational Facilities	5.0000	08/01/37	189,877
225,000	Wisconsin Health & Educational Facilities	7.0000	07/01/43	191,796
225,000	Wisconsin Health & Educational Facilities	5.0000	07/01/53	179,884
200,000	Wisconsin Health & Educational Facilities	6.0000	10/01/54	204,638
				4,699,620
	TOTAL MUNICIPAL BONDS (Cost $28,813,628)			28,510,681

Shares
	SHORT-TERM INVESTMENTS — 8.6%
	MONEY MARKET FUNDS - 8.6%
2,551,930	Federated Institutional Tax-Free Cash Trust, 3.43% (Cost $2,551,930)(c)			2,551,930

	TOTAL INVESTMENTS - 104.6% (Cost $31,365,558)			$ 31,062,611
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.6)%			(1,365,197)
	NET ASSETS - 100.0%			$ 29,697,414

(a)	Bonds in default.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of October 31, 2024.